Additional Information Included in the Consolidated Statement of Cash Flows (Details) - Schedule of Changes in Non-Cash Working Capital Items - CAD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Additional Information Included in the Consolidated Statement of Cash Flows (Details) - Schedule of Changes in Non-Cash Working Capital Items [Line Items]
Trade receivable and other receivables	$ 96,806
Government assistance and R&D tax credits receivable	(205,042)
Inventories	(609,663)
Prepaid expenses	(273,497)
Accounts payable and accrued liabilities	2,534,308
Provisions	878,144
Net change in non-cash working capital items	2,421,056
As Restated [Member]
Additional Information Included in the Consolidated Statement of Cash Flows (Details) - Schedule of Changes in Non-Cash Working Capital Items [Line Items]
Trade receivable and other receivables	(2,219,607)	$ (896,440)
Government assistance and R&D tax credits receivable	553,097	1,517,744
Inventories	(541,093)	272,309
Prepaid expenses	95,795	(178,516)
Accounts payable and accrued liabilities	1,720,000	2,784,731
Provisions
Net change in non-cash working capital items	$ (391,808)	$ 3,499,828